APF II RESI O4B-24A, LLC Form ABS-15G

EXHIBIT 99.2 - SCHEDULE 1

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
xxx		1001994	D	A	D	A	A	A	A	A	Closed	FCRE1491	2024-08-30 11:56	2024-09-03 11:26	Resolved	1 - Information	D	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-09/03/2024 Ready for Review-Document Uploaded. Hi, the Gift was sent to title. The receipt for the $xxx is on page xxx of our pacakge. - Buyer-09/03/2024 Open-Asset Qualification Does Not Meet Guideline Requirements The borrower is receiving a gift of $xxx. The gift letter is in the file only. Missing evidence the gift was deposited to the borrowers account or the donors ability to provide the gift. - Due Diligence Vendor-08/30/2024		Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-09/03/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05 Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.6% Is Less Than The Guideline Maximum Of 45% By Five Percent (5%) Or More		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2285920
xxx		1001778	C	A	C	A	A	A	A	A	Closed	FCRE1437	2024-08-30 03:38	2024-09-09 13:01	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-09/09/2024 Ready for Review-Document Uploaded. Missing bank statement. - Buyer-09/06/2024 Open-Income and Employment Do Not Meet Guidelines xxx Bank Statement is missing. - Due Diligence Vendor-08/30/2024		Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-09/09/2024	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.05 Years		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2282327
xxx		1001778	C	A	C	A	A	A	A	A	Closed	FCRE1194	2024-09-03 17:06	2024-09-05 10:49	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of 90% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-09/05/2024 Ready for Review-Please re-review and waive this condition. Borrower is not 1-year self-employed. Borrower has been self-employed since xxx. - Buyer-09/04/2024 Open-Audited LTV of 90% exceeds Guideline LTV of 80% xxx guidelines for xxx go to xxx% xxx except Max 80% LTV for One year self employed, bank statement only program. xxx don't allow bank statement programs. - Due Diligence Vendor-09/03/2024		Resolved-Audited LTV of 90% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-09/05/2024	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9.05 Years			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2301247
xxx	1001815	C	A	C	A	A	A	A	A	Closed	FCRE1159	2024-08-30 07:44	2024-09-13 09:17	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Hazard Insurance Effective Date of xxx is prior to or equal to the Disbursement Date of xxx Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-09/13/2024 Ready for Review-Document Uploaded. - Buyer-09/12/2024 Open-Hazard Insurance Effective Date of xxx is after the Disbursement Date of xxx. As per Doc updated. - Due Diligence Vendor-08/30/2024	Resolved-Hazard Insurance Effective Date of xxx is prior to or equal to the Disbursement Date of xxx Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-09/13/2024	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 16.47% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24.7 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.55 Years

																									Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2282987
xxx	1001815	C	A	C	A	A	A	A	A	Closed	FCRE1205	2024-09-04 10:55	2024-09-09 09:38	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Provided - Due Diligence Vendor-09/09/2024 Ready for Review-Document Uploaded. - Buyer-09/05/2024 Open-OFAC Check Not Completed and/or Cleared Missing OFAC review. - Due Diligence Vendor-09/04/2024	Resolved-OFAC Provided - Due Diligence Vendor-09/09/2024	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 16.47% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24.7 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.55 Years

																									Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.07		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2305271
xxx	1001927	D	A	D	A	C	A	A	A	Closed	finding-3625	2024-09-13 02:34	2024-09-20 15:23	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-PCCD received - Due Diligence Vendor-09/20/2024

Ready for Review-Document Uploaded. PCCD - Buyer-09/19/2024

Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. Section B has the Credit Report fee paid to the broker. Fees paid to the broker do not typically belong in section B. Lender to confirm fee was a pass-through fee paid to the broker for the benefit of a third party and provide supporting documentation and a corrected PCCD correcting the payee name. - Due Diligence Vendor-09/13/2024	Resolved-PCCD received - Due Diligence Vendor-09/20/2024	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.58 Years
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.21% Is Below The Guideline Maximum Of 90% By Ten Percent (10%) Or More
																									Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.63% Is Less Than The Guideline Maximum Of 45% By Five Percent (5%) Or More		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2366921
xxx	1001927	D	A	D	A	C	A	A	A	Closed	FCRE1201	2024-09-12 12:41	2024-09-17 11:49	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/17/2024 Ready for Review-Document Uploaded. Please re-review and waive this condition. Per management instructions a Fraud Report will not be provided. xxx completes xxx, xxx, xxx searches on all loans in lieu of Fraud Reports. See attached that was provided in the initial upload/submission. - Buyer-09/16/2024 Open-Missing Third Party Fraud Report Missing the required third party fraud report. - Due Diligence Vendor-09/12/2024	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/17/2024	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.58 Years
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.21% Is Below The Guideline Maximum Of 90% By Ten Percent (10%) Or More
																									Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.63% Is Less Than The Guideline Maximum Of 45% By Five Percent (5%) Or More		xxx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	2362804